Intangible Assets, Net - Schedule of Future Amortization of Intangibles (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2022		$ 63,547
2023		63,547
2024		63,547
2025		63,547
2026		63,547
Thereafter		397,192
Definite-lived intangible assets, Net	$ 699,877	$ 714,927	$ 455,744